Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation and consolidation	Basis of presentation and consolidation
The Company's consolidated financial statements include the assets, liabilities, results of operations and cash flows of its wholly-owned and majority-owned subsidiaries, after elimination of intercompany transactions and balances. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE.
When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company’s stockholders is reported in the line “Noncontrolling interest” of the consolidated financial statements.
Use of estimates	Use of estimates
The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:
•sales allowances for discounts, price protection, product returns and other rebates,
•inventory obsolescence reserves and assessment of normal manufacturing capacity to determine costs capitalized in inventory,
•annual and trigger-based impairment review of goodwill and intangible assets, as well as the assessment of events which could trigger impairment testing on tangible assets, and the assessment of the Company’s long-lived assets economic useful lives,
•recognition and measurement of loss contingencies,
•valuation at fair value of assets acquired and liabilities assumed on business acquisitions, and measurement of any significant contingent consideration,
•assumptions used in measuring expected credit losses and impairment charges on financial assets,
•assumptions used in assessing the number of awards expected to vest on stock-based compensation plans,
•assumptions used in calculating net defined pension benefit obligations and other long-term employee benefits, and
•determination of the amount of tax expected to be paid and tax benefit expected to be received, including deferred income tax assets, valuation allowance and provisions for uncertain tax positions and claims.
The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends, market information used by market participants and the latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates.
Foreign currency	Foreign currency
The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, certain significant costs are incurred in the countries of the Eurozone and other non-U.S. dollar currency areas.
The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are measured into the functional currency using the prevailing exchange rate. Foreign exchange gains and losses resulting from the re-measurement at reporting date of monetary assets and liabilities denominated in currencies other than the functional currency are recognized in the line “Other income and expenses, net” of the consolidated statements of income.
For consolidation purposes, the results and financial position of the subsidiaries whose functional currency is different from the U.S. dollar are translated into the reporting currency as follows:
(a)assets and liabilities for each consolidated balance sheet presented are translated into U.S. dollars using exchange rates at the balance sheet dates;
(b)income and expenses for each consolidated statement of income presented are translated into U.S dollars using the monthly exchange rates;
(c)the resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held at call with external financial institutions and other short-term highly liquid investments with effective maturities of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates.
Short-term deposits representing cash equivalents with maturity beyond three months and below one year are reported as current assets in the line “Short-term deposits” of the consolidated balance sheets.

Trade accounts receivable	Trade accounts receivable
Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business. The Company uses a lifetime expected credit losses allowance for all trade receivables. The allowance includes reasonable assumptions about future credit trends. The historical loss rates are adjusted to reflect current and forward-looking information on macro-economic factors affecting the ability of the Company’s customers to settle the receivables. Adjustments to the expected credit losses allowance are reported on the line “Selling, general and administrative expenses” in the consolidated statements of income and write-offs, if any, are recorded against the expected credit losses allowance.
In the event of transfers of receivables such as factoring, the Company derecognizes the receivables only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

Inventories	Inventories
Inventories are stated at the lower of cost and net realizable value. Actual cost is based on an adjusted standard cost, which approximates cost on a first-in, first-out basis for all categories of inventory (raw materials, work-in-process, finished products). Actual cost is therefore dependent on the Company’s manufacturing performance and is based on the normal utilization of its production capacity. In case of underutilization of manufacturing facilities, the costs associated with unused capacity are not included in the valuation of inventories but charged directly to cost of sales. Net realizable value is based upon the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.
Inventory reserve is estimated for excess uncommitted inventory based on historical sales data, order backlog and production plans. The Company performs, on a continuous basis, write-offs of inventories, which have the characteristics of slow-moving, old production dates and technical obsolescence. The Company evaluates inventory to identify obsolete or slow-selling items, as well as inventory that is not of saleable quality and records a specific reserve if the Company estimates the inventory will eventually be written off.
Income taxes	Income taxes
Income tax for the period comprises current and deferred income tax. Income tax expense represents the income tax expected to be paid related to the current year taxable profit in each tax jurisdiction. Deferred income tax is recognized for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. Deferred tax assets are also recognized on temporary differences arising from tax losses carried forward and tax credits. Deferred tax liabilities are not recognized on the initial recognition of goodwill as a result of a business combination. Deferred income tax is determined using tax rates and laws that are enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized on the line “Income tax expense” in the consolidated statements of income in the period in which the law is enacted. Deferred income tax assets are recognized in full but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.
The Company recognizes a deferred tax liability on undistributed earnings of subsidiaries when there is a presumption that taxable earnings will be remitted to the parent. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not result in any adjustments to the deferred tax asset prior to vesting.
At each reporting date, the Company assesses all significant income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The first step consists in assessing whether the tax benefit must be recognized. The second step consists in measuring the amount of tax benefit to be recognized on each uncertain tax position. In step 1 (recognition), the Company assesses whether a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. Only tax positions with a sustainability threshold higher than 50% are recognized. In Step 2 (measurement), the Company determines the amount of recognizable tax benefit. The measurement methodology is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50% likely of being realized upon settlement with the tax authorities. The Company accrues for interest and penalties on uncertain tax liabilities reported on the consolidated balance sheets. Interests and penalties are classified as components of income tax expense in the consolidated statements of income.

Business combinations and goodwill	Business combinations and goodwill
The acquisition method of accounting is applied to all business combinations. The identifiable assets acquired, liabilities assumed, and equity instruments issued are measured at acquisition date fair value. Any contingent consideration is recorded at acquisition date fair value and remeasured at each reporting date. Acquisition-related transaction costs and restructuring costs related to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) is capitalized and recorded as an intangible asset at acquisition date, subject to impairment testing until the research or development is completed. The excess of the consideration transferred over the acquisition-date fair value of the identifiable assets acquired and liabilities assumed, net of related deferred tax impacts, is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed, the noncontrolling interest in the acquiree, if any, the Company’s previously held equity interest in the acquiree, if any, and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributable to parent company stockholders. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary, assuming there is no change in control of the subsidiary. In the case of a sale of subsidiary shares, whereby the Company no longer maintains control of the subsidiary, the Company recognizes a gain or loss in earnings.
Goodwill is carried at cost less accumulated impairment losses, if any. Goodwill is not amortized but is tested for impairment at least annually, or more frequently whenever events or changes in circumstances indicate that the carrying amount of goodwill may not be recoverable. Goodwill subject to potential impairment is tested at the reporting unit level. The impairment test determines whether the fair value of each reporting unit under which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. The Company records an impairment loss on goodwill when a reporting unit’s carrying value exceeds its fair value. Significant management judgments and estimates are used in forecasting the future discounted cash flows associated with the reporting unit, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

Intangible assets with definite useful lives	Intangible assets with definite useful lives
Intangible assets subject to amortization include intangible assets purchased from third parties recorded at cost and intangible assets acquired in business combinations initially recorded at fair value. Amortization begins when the intangible asset is available for its intended use. Amortization reflects the pattern in which the asset’s economic benefits are consumed, which usually consists in applying the straight-line method to allocate the cost of the intangible assets over their estimated useful lives.
The carrying value of intangible assets with definite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting date to determine whether events and circumstances warrant a revision to the remaining period of amortization.
Technologies and licenses
Separately acquired technologies and licenses are recorded at historical cost. Technologies and licenses acquired in a business combination are initially recognized at acquisition date fair value. Technologies and licenses have a useful life which usually ranges from 3 to 10 years and are carried at cost less accumulated amortization and impairment losses, if any.
Computer software
Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programs are expensed as incurred and reported as “Cost of sales”, “Selling, general and administrative expenses”, or “Research and development expenses” in the consolidated statements of income according to their intended use. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortization of computer software begins when the software is available for its intended use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

Property, plant and equipment	Property, plant and equipment
Property, plant and equipment are stated at historical cost, net of accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are initially recognized at acquisition date fair value. Major additions and improvements are capitalized, while minor replacements and repairs are expensed and reported as “Cost of sales”, “Selling, general and administrative expenses”, or “Research and development expenses” in the consolidated statements of income according to their intended use.
Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities and leasehold improvements	5-10 years
Machinery and equipment	2-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company also evaluates, and adjusts if appropriate, the assets’ useful lives.
Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates, available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market participants' assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies.
Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.
The Company did not hold any significant assets held for sale as of December 31, 2025 and December 31, 2024.

Leases	Leases
A lease contract is a contract, or part of a contract, that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If a lease is identified, classification between finance lease or operating lease is determined at lease commencement. Most leases entered by the Company are operating leases. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The rate implicit in the lease should be used as a discount rate whenever that rate is readily determinable. In most cases, this rate is not readily determinable and therefore, the Company uses its incremental borrowing rate, which is derived from information available at the lease commencement date. The Company considers its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating its incremental borrowing rates. Operating lease right-of-use assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives.
Right-of-use assets are included in the line “Property, plant and equipment, net” of the consolidated balance sheets. Operating lease liabilities due within one year are included in the line “Other payables and accrued liabilities”, while non-current operating lease liabilities are included in the line “Other long-term liabilities” of the Company’s consolidated balance sheets. Operating lease expenses are recognized in the consolidated statements of income, on a straight-line basis since the lease commencement date over the lease period and reported as “Cost of sales”, “Selling, general and administrative expenses”, or “Research and development expenses”, according to the intended use of the leased asset.
Finance lease liabilities due within one year are included in the line “Short-term debt”, while non-current finance lease liabilities are included in the line “Long-term debt” of the Company’s consolidated balance sheets. Right-of-use assets for finance leases are depreciated on a straight-line basis since the lease commencement date over the lease period or the estimated useful life of the leased asset in case of transfer of ownership or purchase option that is reasonably certain to be exercised. The depreciation expense is reported as “Cost of sales”, “Selling, general and administrative expenses”, or “Research and development expenses”, according to the intended use of the leased asset.
Certain lease contracts contain options to extend the lease. On these contracts, the Company estimates the lease term by including the extended duration when it is reasonably certain for the Company to exercise that option. In addition, for short-term leases, defined as leases with a term of twelve months or less, the Company elected the practical expedient to not recognize an associated lease liability and right-of-use asset. The short-term lease election is made at the commencement date only. Additionally, lease contracts with a sum of lease payments not exceeding $5,000 are excluded from recognition on the consolidated balance sheet.
The right-of-use asset is a non-monetary asset while the lease liability is a monetary liability. When accounting for a lease that is denominated in a foreign currency, the lease liability is remeasured using the current exchange rate, while the right-of-use asset is measured using the historical exchange rate as of the commencement date.
The Company does not separate lease and non-lease components and instead accounts for each separate lease component and the non-lease components associated with that lease component as a single lease component.
Variable lease payments that depend on an index or a rate are included in the lease payments and are measured using the prevailing index or rate at the measurement date. Changes to index and rate-based variable lease payments are recognized in earnings in the period of the change.

Loss contingencies	Loss contingencies
In determining loss contingencies, the Company considers the likelihood of the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued when information available indicates that it is probable that a liability has been incurred at the date of the consolidated financial statements and when the amount of the loss can be reasonably estimated.

Long-term debt	Long-term debt
(a)Convertible debt
Effective January 1, 2022, the Company applies the new guidance on distinguishing liabilities from equity. Under this guidance, the total cash proceeds received at issuance are reported as financial debt and no equity conversion instrument is recorded separately in equity. Debt issuance costs are reported as a deduction of debt. In subsequent periods, the carrying value of the convertible debt is incremented up to its nominal value over the amortization pattern of any unamortized debt discount and issuance costs.
Debt issuance costs are amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income, using the effective interest rate method.
(b)Bank loans
Bank loans and non-convertible senior bonds are recognized at the amount of cash proceeds received, net of debt issuance costs incurred. They are subsequently reported at amortized cost; any difference between the proceeds (net of debt issuance costs) and the principal amount is recognized through earnings on the line “Interest income (expense), net” of the consolidated statements of income over the period of the borrowings using the effective interest method.

Employee benefits
2.14     Employee benefits
(a) Pension obligations
The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The funded status of the defined benefit plans is calculated as the difference between plan assets and the projected benefit obligations. Estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity and are charged or credited to earnings over the employees’ average remaining service period using the corridor amortization method. Past service costs are recognized in earnings on the line “Other components of pension benefit costs” of the consolidated statements of income if the changes to the pension scheme are not conditional on the employees remaining in service for a specified period. Other past service costs are recognized in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity and are amortized on a straight-line basis over the average remaining service period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.
The service cost component of net periodic benefit costs is presented in the same income statement line as other employee compensation costs arising from services rendered during the period. The other components of the net periodic benefit cost are presented separately, outside operating income, on the line “Other components of pension benefit costs” of the consolidated statements of income. These elements include: interest cost; expected return on plan assets; amortization of transition (asset) obligation; amortization of prior service cost; amortization of net (gain) loss; (gain) loss recognized due to curtailment or settlement and; cost of special termination benefits.
For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
(b) Termination benefits
Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing of recognition of involuntary termination benefits, the Company distinguishes between one-time termination benefit arrangements and ongoing termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which the communication criterion is not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for when commitment creates a present obligation to others for the benefits expected to be paid, when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.
In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.
(c) Profit-sharing and bonus plans
The Company recognizes a liability and an expense for bonuses and profit-sharing plans when a contractual obligation exists or when there is a past practice that has created a present obligation.
(d) Other long-term employee benefits
The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment. Actuarial gains and losses arising from changes in actuarial assumptions are charged or credited to earnings in the period of the revised estimate. These obligations are valued annually with the assistance of independent qualified actuaries.
(e) Share-based compensation
The Company accounts for stock-based compensation for all stock-based awards granted to senior executives and selected employees, including awards that vest upon the satisfaction of a service condition and awards that vest upon the satisfaction of both a service condition and performance conditions. Certain awards vest based on a three years graded vesting service period, while awards granted to senior executives vest over a three years cliff vesting service period. The Company measures the cost of the awards based on the related grant-date fair value, reflecting the market price of the underlying shares at the date of the grant, reduced by the present value of the dividends expected to be paid during the requisite service period. That cost is recognized ratably over the period during which an employee is required to provide service in exchange for the award. The compensation cost is recorded through earnings with the corresponding amount reported in equity, under “Additional paid-in capital” of the consolidated statements of equity. The compensation cost is calculated based on the number of awards expected to vest. The Company recognizes forfeitures as they occur. By the end of the vesting period, compensation is recognized only for the awards that ultimately vest.
Liabilities for the Company’s portion of payroll taxes are recognized at vesting, which is the event triggering the payment of the social contributions in most of the Company’s local tax jurisdictions. Employee-related social charges are measured based on the intrinsic value of the share and recorded at vesting date.
Share capital	Share capital
Ordinary shares are classified as “Common stock” within equity on the consolidated balance sheets. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction, net of tax, from the proceeds received.
Where the Company purchases its own equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from parent company stockholders’ equity until the shares are cancelled, reissued, or disposed of.

Comprehensive income (loss)	Comprehensive income (loss)
Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by and distributions to stockholders. In the consolidated financial statements, “Other comprehensive income (loss)” and “Accumulated other comprehensive income” primarily consists of foreign currency translation adjustments, unrealized gains (losses) on debt securities classified as available-for-sale, unrealized gains (losses) on derivatives designated as cash flow hedge and the accounting for defined benefit plans, net of tax.

Revenue recognition	Revenue recognition
Arrangements with customers are considered contracts if all the following criteria are met: (a) parties have approved the contract and are committed to perform their respective obligations; (b) each party’s rights regarding the goods or services to be transferred can be identified; (c) payment terms for the goods or services to be transferred can be identified; (d) the contract has commercial substance and (e) collectability of substantially all of the consideration is probable. The Company recognizes revenue from products sold to a customer, including distributors, when it satisfies a performance obligation by transferring control over a product to the customer. The Company may also enter into several multi-annual capacity reservation and volume commitment arrangements with certain customers. These agreements constitute a binding commitment for the customers to purchase and for the Company to supply allocated commitment volumes in exchange for additional consideration. The consideration related to commitment fees is reported as revenues from sale of products as it is usually based on delivered quantities. Some of these arrangements include take-or-pay clauses, according to which the Company is entitled to receive the full amount of the contractual committed fees in case of non-compliant orders from those customers. Certain agreements include penalties in case the Company is not able to fulfill its contractual obligations. No significant provision for those penalties was reported on the consolidated balance sheets as of December 31, 2025 and December 31, 2024.
In certain circumstances, the Company may enter into agreements that concern principally revenues from services, where the performance obligation is satisfied over time. The objective when allocating the transaction price is to allocate the transaction price to each performance obligation (or distinct good or service) in an amount that depicts the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to the customer. The payment terms typically range between 30 to 90 days. Certain customers require the Company to hold inventory as consignment in their hubs and only purchase inventory when they require it. Revenue for sales of such inventory is recognized when, at the customer’s option, the products are withdrawn from the consignment and the Company satisfies a performance obligation by transferring control over a product to the customer.
Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for changes in market prices. The Company accrues a provision for price protection based on a rolling historical price trend computed monthly as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted to accommodate a significant change in the selling price. The short outstanding inventory time, visibility into the inventory product pricing and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of “Net sales” in the consolidated statements of income at the time of the sale.
The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products do not conform, the Company will repair or replace the non-conforming products, or issue a credit note or rebate of the purchase price. Quality returns are identified shortly after sale in customer quality control testing. The Company records the accrued amounts as a deduction of “Net sales” in the consolidated statements of income, using contractual and historical information.
The Company records a provision for warranty costs as a charge on the line “Cost of sales” in the consolidated statements of income, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims must usually be submitted within a short period of time following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions typically limit its liability to the sales value of the products which gave rise to the claims.
The Company’s insurance policy relating to product liability covers third-party physical damages and bodily injury, indirect financial damages as well as immaterial non-consequential damages caused by defective products.
In addition to product sales, the Company enters into arrangements with customers consisting in transferring licenses or related to license services. The revenue generated from these arrangements are reported on the line “Other revenues” of the consolidated statements of income.
Public funding	Public funding
The Company receives funding from several governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled and eligible expenditures incurred. Such funding is generally provided to encourage research, development and other innovation activities, industrialization deployment and local economic development. The conditions to receive government funding may include eligibility restrictions, approval by the local governmental authorities, annual budget appropriations, compliance with regulations, as well as specifications regarding objectives and results. Certain specific contracts include obligations to maintain a minimum level of employment and investment during a certain period. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for breach of contract, which may result in repayment obligations. Funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under two general categories: funding for research, development and other innovative activities, including first industrialization deployment, and capital investments.
Funding for research, development and innovative activities is the most common form of funding that the Company receives. This public funding is recorded as “Other income and expenses, net” in the consolidated statements of income. The funding is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Other government assistance, such as funding received for industrialization deployment and local economic development in certain regions, are reported as a deduction of cost of sales or other operating expenses according to the nature of the underlying costs eligible to the grants.
French research tax credits (“Crédit Impôt Recherche”) are deemed to be grants in substance since the French research tax credits are to be paid in cash by the taxing authorities within three years in case they are not deducted from income tax payable during this period of time.
Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” on the consolidated balance sheets when the Company has incurred the eligible capital expenditures and when all conditions for eligibility have been fulfilled. Advances from capital grants received on capital investments that have not been incurred yet are reported in the line "Other long-term liabilities" on the consolidated balance sheets. Capital investment funding is recognized in the Company’s consolidated statements of income by offsetting the depreciation charges of the funded assets during their useful lives.
Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the consolidated balance sheets at their net present value when the discounting effect is deemed to be significant.

Research and development	Research and developmentResearch and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as “Selling, general and administrative expenses” in the consolidated statements of income and process engineering, pre-production or process transfer costs which are recorded as “Cost of sales” in the consolidated statements of income. Research and development costs are expensed as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research and development activities is reported as “Research and development expenses” in the consolidated statements of income.
Advertising costs	Advertising costsAdvertising costs are expensed as incurred and are recorded as “Selling, general and administrative expenses” in the consolidated statements of income. Advertising expenses for 2025, 2024 and 2023 were $20 million, $25 million and $23 million, respectively.
Start-up and phase-out costs	Start-up and phase-out costs
Start-up costs represent costs incurred in the ramp-up phase of the Company's newly integrated manufacturing facilities. Start-up costs are included in the line "Other income and expenses, net" in the consolidated statements of income.
Phase-out costs are associated to the ramp down until latest stages of production of manufacturing facilities affected by a restructuring plan. They represent costs related to the decommissioned fab capacity. Phase-out costs are included in the line “Impairment, restructuring charges and other related phase-out costs” of the consolidated statements of income.
Investments in equity securities	Investments in equity securities
Investments in equity securities that have readily determinable fair values and for which the Company does not have the ability to exercise significant influence are classified as equity securities measured at fair value through earnings. Changes in the fair value of these securities are reported in the consolidated statements of income within “Other income and expenses, net” when these instruments are held within the Company’s operating activities. Gains and losses arising from changes in the fair value of securities not related to operating activities are presented in the consolidated statements of income as non-operating elements within “Gain (loss) on financial instruments, net” in the period in which they arise. The fair values of quoted equity securities are based on current market prices. If the market for a financial asset is not active or if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.
For investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence, the Company has elected to apply the cost method as a measurement alternative. Under the cost method of accounting, investments are carried at historical cost, net of impairment. An impairment loss is recorded when there are identified events or changes in circumstances that may have a significant adverse effect on the value of the investment. Loss is immediately recorded in the consolidated statements of income on the line “Gain (loss) on financial instruments, net” when the investment is not related to operating activities and is based on the Company’s assessment of any significant and sustained reductions in the investment’s value. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element in the line “Gain (loss) on financial instruments, net” of the consolidated statements of income when the transaction is not related to operating activities.
Investments in debt securities	Investments in debt securities
Debt securities are included in current assets when they represent investments of funds available for current operations.
Changes in fair value of debt securities classified as available-for-sale are recognized as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income. The Company assesses at each balance sheet date whether there is objective evidence that a debt security or group of debt securities is impaired. An unrealized impairment loss exists when the fair value of the instrument declines below its amortized cost basis. An impairment loss is recognized in earnings, through a direct reduction of the value of the asset, when the Company intends to sell the debt security or when it is more likely than not that the Company will be required to sell the instrument before recovery of the amortized cost basis. Moreover, an impairment loss is recognized in earnings through a credit loss allowance for any portion of the unrealized impairment loss resulting from a credit loss. Impairment losses recognized in the consolidated statements of income are not reversed through earnings.
The fair values of quoted debt securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.
The Company did not hold any debt securities classified as held-to-maturity or debt securities for which the Company would have elected to apply the fair value option.

Derivative financial instruments and hedging activities	Derivative financial instruments and hedging activities
Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).
The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. Derivative instruments that are not designated as hedges are measured at fair value through earnings.
Cash Flow Hedge
As part of its ongoing operating, investing and financing activities, the Company enters into certain derivative transactions that may be designated and may qualify as hedging instruments. To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, and selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods within cost of sales through the use of currency forward contracts and currency options, including collars. The Company may also hedge through the use of currency forward contracts certain Singapore dollar-denominated manufacturing forecasted transactions.
The derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an ongoing basis over the duration of the hedge relationship. They are reflected at their fair value as “Other current assets” or “Other payables and accrued liabilities” in the consolidated balance sheets when settlement is expected to occur within twelve months after the reporting date. They are reported as "Other non-current assets" or "Other long-term liabilities" in the consolidated balance sheets when settlement is expected beyond twelve months. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and matching of the derivative instrument to its underlying transactions with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be substantially offset by the hedging instruments.
For derivative instruments designated as cash flow hedge, the change in fair value is reported as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.
Derivative financial instruments not designated as a hedge
The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company's subsidiaries.
Financial instruments not designated as a hedge are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of these instruments are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, since the transactions for these instruments occur within the Company’s operating activities.
Recent accounting pronouncements	Recent accounting pronouncements
(a)Accounting pronouncements effective in 2025
In December 2023, the FASB issued new guidance related to income taxes, which requires additional disclosures, primarily around disaggregation of income tax paid and specific categories in the income tax rate reconciliation. The guidance was effective for the year ended December 31, 2025 and was applied prospectively.
The Company adopted the new guidance in its 2025 annual reporting. Applicable disclosures are included in Note 23.
(b)Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been early adopted by the Company
In November 2024, the FASB issued new guidance to improve comprehensive income disclosures. The guidance requires disaggregation of income statement expenses. The guidance will be effective for the Company beginning with annual reporting for fiscal year ending December 31, 2027 and interim periods thereafter. The Company is currently assessing the impact the new guidance will have on its income statement expense disclosures.
In December 2025, the FASB issued new guidance on accounting for government grants, addressing recognition, classification, measurement, presentation, and related disclosures. The guidance will be effective for the Company for the fiscal year ending December 31, 2029, including interim periods. As the new guidance aligns U.S. GAAP with existing IFRS standards that the Company already applies by analogy to public funding, no significant impact is expected on the Company’s consolidated financial statements. However, the Company is evaluating potential impact on related disclosures.